MORGAN STANLEY DEAN WITTER CONVERTIBLE SECURITIES TRUST   Two World Trade Center

LETTER TO THE SHAREHOLDERS March 31, 2000               New York, New York 10048

DEAR SHAREHOLDER:

During the six-month period ended March 31, 2000, investors witnessed unprecedented appreciation in the technology-laden Nasdaq, while stocks of more traditional companies suffered from slowing growth rates and capital outflows before surging upward toward the end of the period. Correctly assuming that the Y2K computer bug would cause little disruption, investors bid up technology stocks in anticipation of strong corporate spending and consumer demand in 2000. Access to inexpensive capital through private and public equity as well as the convertible market enabled high-growth companies to fund their business plans with little impact from rising interest rates. Buoyed by heavy new issuance and strong performance from technology and telecommunications stocks, convertibles outperformed the broader equity markets during the period.

PERFORMANCE

For the six-month period ended March 31, 2000, Morgan Stanley Dean Witter Convertible Securities Trust's Class B shares posted a total return of 34.54 percent compared to 19.18 percent for the Goldman Sachs Convertible 100 Index*. For the same period, the Fund's Class A, C and D shares returned 35.15 percent,
34.55 percent and 35.27 percent, respectively. The performance of the Fund's four share classes varies because of differing expenses. The total return figures given assume the reinvestment of all distributions but do not reflect the deduction of any applicable sales charges.

The Fund's core positions in the Internet infrastructure, semiconductor and telecommunications sectors all contributed positively to its outperformance during the period. Participation in the primary market also benefited the Fund, because convertible financing catalyzed the stocks of many entrants new to the convertible universe. Investments in

---------------------
*The Goldman Sachs Convertible 100 Index tracks the performance of 100 equally weighted convertible issues with market capitalizations of at least $100 million. The Index does not include any expenses, fees or charges. The Index is unmanaged and should not be considered an investment.

MORGAN STANLEY DEAN WITTER CONVERTIBLE SECURITIES TRUST biotechnology also proved highly profitable for the Fund because of excitement surrounding the sequencing of the human genome, though in recent weeks these stocks have given back much of their gains.

PORTFOLIO STRATEGY

The Fund uses a growth-oriented, bottom-up approach to evaluate companies and determine their investment merits, seeking to identify companies and sectors with strong underlying fundamentals and solid long-term growth potential. Over the course of the past year we have increased the Fund's exposure to the technology and telecommunications sectors to better reflect the composition of the convertible universe, maintaining overweighted or underweighted positions based on the outlook we held for various industries. The addition of high-quality large-cap issues has also improved the Fund's credit profile while offering substantial equity participation. As of March 31, 2000, the Fund had exposure to 47 different industries and maintained a weighting of approximately 25 percent in equities.

In attempting to control volatility, the Fund generally concentrates on issues with shorter maturities while diversifying its assets across a wide range of industries. The Fund also searches for convertible securities with good risk/reward characteristics. These traits include relatively high yield, to support the convertible if the underlying stock declines, and reasonable conversion premiums to ensure participation in any appreciation of the underlying stock.

LOOKING AHEAD

Despite the significant gains made by convertibles during the period, we believe the market remains highly attractive from a risk/reward perspective. It is our expectation that convertibles can perform well over the long run, offering potentially competitive returns in modestly increasing, stable or declining equity markets, though they may tend to lag equities during very strong periods.

We appreciate your ongoing support of Morgan Stanley Dean Witter Convertible Securities Trust and look forward to continuing to serve your investment needs.

Very truly yours,

/s/ CHARLES A. FIUMEFREDDO                       /s/ MITCHELL M. MERIN
CHARLES A. FIUMEFREDDO                           MITCHELL M. MERIN
Chairman of the Board                            President

MORGAN STANLEY DEAN WITTER CONVERTIBLE SECURITIES TRUST

FUND PERFORMANCE March 31, 2000


                          AVERAGE ANNUAL TOTAL RETURNS
--------------------------------------------------------------------------------

                   CLASS A*
----------------------------------------------
PERIOD ENDED 3/31/00
-------------------------
Since Inception (7/28/97)  14.62(1)   12.33(2)
1 Year                     41.76(1)   34.32(2)

                  CLASS B**
----------------------------------------------
PERIOD ENDED 3/31/00
-------------------------
1 Year                     40.59(1)   35.59(2)
5 Year                     16.22(1)   15.99(2)
10 Year                    11.77(1)   11.77(2)

                   CLASS C+
----------------------------------------------
PERIOD ENDED 3/31/00
-------------------------
Since Inception (7/28/97)  13.73(1)   13.73(2)
1 Year                     40.81(1)   39.81(2)

                  CLASS D++
----------------------------------------------
PERIOD ENDED 3/31/00
-------------------------
Since Inception (7/28/97)  14.82(1)
1 Year                     41.99(1)

PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE RETURNS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE.

WHEN YOU SELL FUND SHARES, THEY MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST.

---------------------

(1)  Figure shown assumes reinvestment of all distributions and does not reflect the deduction of any sales charges.
(2)  Figure shown assumes reinvestment of all distributions and the deduction of the maximum applicable sales charge. See
     the Fund's current prospectus for complete details on fees and sales charges.
*    The maximum front-end sales charge for Class A is 5.25%.
**   The maximum contingent deferred sales charge (CDSC) for
     Class B is 5.0%. The CDSC declines to 0% after six years.
+    The maximum CDSC for Class C shares is 1% for shares
     redeemed within one year of purchase.
++   Class D shares have no sales charge.

MORGAN STANLEY DEAN WITTER CONVERTIBLE SECURITIES TRUST

PORTFOLIO OF INVESTMENTS March 31, 2000 (unaudited)

PRINCIPAL
AMOUNT IN                                          COUPON    MATURITY
THOUSANDS                                           RATE       DATE         VALUE
-------------------------------------------------------------------------------------
            CONVERTIBLE BONDS (66.4%)
            Advertising (1.1%)
$  2,000    Getty Images Inc. - 144A**...........   5.00 %   03/15/07    $  1,601,380
   2,000    Young & Rubicam Inc. - 144A**........   3.00     01/15/05       1,834,500
                                                                         ------------
                                                                            3,435,880
                                                                         ------------
            Aerospace (0.9%)
   4,000    Spacehab, Inc. - 144A**..............   8.00     10/15/07       2,880,000
                                                                         ------------

            Assisted Living Services (0.2%)
   1,340    Emeritus Corp. - 144A**..............   6.25     01/01/06         631,475
                                                                         ------------

            Auto Parts: O.E.M. (0.9%)
   3,600    MascoTech, Inc. .....................   4.50     12/15/03       2,682,000
                                                                         ------------

            Biotechnology (3.9%)
   2,000    Affymetrix, Inc. - 144A**............   4.75     02/15/07       1,391,940
   1,750    Alkermes, Inc. - 144A**..............   3.75     02/15/07       1,448,405
   4,000    Centocor, Inc. ......................   4.75     02/15/05       4,414,040
   1,750    Cor Therapeutics, Inc. - 144A**......   5.00     03/01/07       1,926,453
   1,500    CV Therapeutics, Inc. - 144A**.......   4.75     03/07/07       1,335,555
   1,000    Human Genome Sciences,
             Inc. - 144A**.......................   3.75     03/15/07         602,440
   1,000    Imclone Systems Inc. - 144A**........   5.50     03/01/05         867,720
                                                                         ------------
                                                                           11,986,553
                                                                         ------------
            Broadcasting (2.6%)
   3,000    Clear Channel Communications,
             Inc. ...............................   1.50     12/01/02       2,814,630
   2,500    Scandinavian Broadcasting System SA
             (Luxembourg)........................   7.00     12/01/04       5,362,650
                                                                         ------------
                                                                            8,177,280
                                                                         ------------
            Cable Television (2.4%)
   2,400    EchoStar Communications
             Corp. - 144A**......................   4.875    01/01/07       4,429,200
   2,000    Liberty Media Group - 144A**.........   4.00     11/15/29       3,141,180
                                                                         ------------
                                                                            7,570,380
                                                                         ------------
            Catalog/Specialty Distribution (0.2%)
     500    Amazon.com, Inc. ....................   4.75     02/01/09         495,755
                                                                         ------------

            Cellular Telephone (1.3%)
     500    Nextel Communications, Inc. .........   4.75     07/01/07       1,609,355
   2,000    Nextel Communications,
             Inc. - 144A**.......................   5.25     01/15/10       2,380,260
                                                                         ------------
                                                                            3,989,615
                                                                         ------------
            Clothing/Shoe/Accessory Stores (0.8%)
   2,800    Genesco Inc. ........................   5.50     04/15/05       2,372,132
                                                                         ------------

                      SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER CONVERTIBLE SECURITIES TRUST

PORTFOLIO OF INVESTMENTS March 31, 2000 (unaudited) continued


PRINCIPAL
AMOUNT IN                                          COUPON    MATURITY
THOUSANDS                                           RATE       DATE         VALUE
-------------------------------------------------------------------------------------
            Computer Communications (1.1%)
$  2,000    Juniper Networks, Inc. ..............   4.75 %   03/15/07    $  2,007,680
   1,500    Redback Networks, Inc. - 144A**......   5.00     04/01/07       1,449,375
                                                                         ------------
                                                                            3,457,055
                                                                         ------------
            Computer Software (3.3%)
   8,000    Network Associates, Inc. ............   0.00     02/13/18       3,178,480
   2,000    Rational Software Corp. - 144A**.....   5.00     02/01/07       2,459,980
   1,000    Siebel Systems Inc. - 144A**.........   5.50     09/15/06       2,641,220
     500    Veritas Software Corp. ..............   1.856    08/13/06       1,834,610
                                                                         ------------
                                                                           10,114,290
                                                                         ------------
            Contract Drilling (1.1%)
   9,000    Pride International, Inc. ...........   0.00     04/24/18       3,483,810
                                                                         ------------

            Diversified Commercial Services
             (0.8%)
   2,750    Metamor Worldwide, Inc. .............   2.94     08/15/04       2,369,318
                                                                         ------------

            Diversified Electronic Products
             (1.1%)
   3,000    SCI Systems, Inc. ...................   3.00     03/15/07       3,466,260
                                                                         ------------

            E.D.P. Peripherals (1.2%)
   2,500    EMC Corp. ...........................   6.00     05/15/04       3,743,750
                                                                         ------------

            E.D.P. Services (0.7%)
   1,750    BEA Systems, Inc. - 144A**...........   4.00     12/15/06       2,151,958
                                                                         ------------

            Electrical Products (1.0%)
     750    Oak Industries, Inc. ................   4.875    03/01/08       3,124,028
                                                                         ------------

            Electronic Components (1.5%)
   2,000    Burr-Brown Corp. - 144A**............   4.25     02/15/07       2,213,680
   1,500    Sanmina Corp. .......................   4.25     05/01/04       2,394,120
                                                                         ------------
                                                                            4,607,800
                                                                         ------------
            Electronic Data Processing (0.4%)
   1,500    Hewlett-Packard Co. .................   0.00     10/14/17       1,142,265
                                                                         ------------

                      SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER CONVERTIBLE SECURITIES TRUST

PORTFOLIO OF INVESTMENTS March 31, 2000 (unaudited) continued


PRINCIPAL
AMOUNT IN                                          COUPON    MATURITY
THOUSANDS                                           RATE       DATE         VALUE
-------------------------------------------------------------------------------------
            Electronic Production Equipment
             (4.8%)
$  2,000    Advanced Energy Industries, Inc. ....   5.25 %   11/15/06    $  2,415,000
   2,500    Amkor Technology, Inc. - 144A**......   5.00     03/15/07       2,763,550
   1,500    ASM Lithography Holding N.V.
             (Netherlands) - 144A**..............   4.25     11/30/04       1,797,240
   2,500    Integrated Process Equipment
             Corp. ..............................   6.25     09/15/04       2,009,425
   2,000    Kulicke & Soffa Industries
             Inc. - 144A**.......................   4.75     12/15/06       3,027,539
   1,750    Lam Research Corp. ..................   5.00     09/01/02       2,773,383
                                                                         ------------
                                                                           14,786,137
                                                                         ------------
            Engineering & Construction (1.2%)
   4,000    Emcor Group, Inc. ...................   5.75     04/01/05       3,678,360
                                                                         ------------

            Financial Publishing/Services (0.6%)
   2,000    Aether Systems, Inc. ................   6.00     03/22/05       1,850,000
                                                                         ------------

            Generic Drugs (1.0%)
   2,500    Alpharma Inc. - 144A**...............   3.00     06/01/06       3,205,475
                                                                         ------------

            Internet Services (2.8%)
   3,800    America Online, Inc. ................   0.00     12/06/19       2,063,818
   2,000    Digital Island, Inc. ................   6.00     02/15/05       1,400,300
   1,250    Exodus Communications, Inc. .........   4.75     07/15/08       2,588,325
   1,000    Interliant, Inc. - 144A**............   7.00     02/16/05         701,480
   1,000    Internet Capital Group, Inc. ........   5.50     12/21/04         896,160
   1,000    MindSpring Enterprises, Inc. ........   5.00     04/15/06         990,000
                                                                         ------------
                                                                            8,640,083
                                                                         ------------
            Major Pharmaceuticals (0.7%)
   2,500    Roche Holdings Inc. - 144A**.........   0.00     01/19/15       2,071,625
                                                                         ------------

            Major U.S. Telecommunications (2.8%)
   2,500    Bell Atlantic Financial
             Service - 144A** (exchangeable into
             Cable & Wireless Communications
             common stock).......................   4.25     09/15/05       3,553,375
   5,000    Bell Atlantic Financial
             Service - 144A** (exchangeable into
             Telecom Corporation of New Zealand
             common stock).......................   5.75     04/01/03       5,075,000
                                                                         ------------
                                                                            8,628,375
                                                                         ------------
            Managed Health Care (0.7%)
   3,000    Wellpoint Health Networks, Inc. .....   0.00     07/02/19       2,043,750
                                                                         ------------

                      SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER CONVERTIBLE SECURITIES TRUST

PORTFOLIO OF INVESTMENTS March 31, 2000 (unaudited) continued


PRINCIPAL
AMOUNT IN                                          COUPON    MATURITY
THOUSANDS                                           RATE       DATE         VALUE
-------------------------------------------------------------------------------------
            Medical Specialties (1.5%)
$  2,000    Alza Corp. ..........................   5.00 %   05/01/06    $  2,157,720
   1,000    Inhale Therapeutic Systems - 144A**..   5.00     02/08/07       1,073,760
   1,500    Invitrogen Corp. - 144A**............   5.50     03/01/07       1,313,070
                                                                         ------------
                                                                            4,544,550
                                                                         ------------
            Medical/Nursing Services (0.3%)
   2,000    Continucare Corp. - 144A** (a).......   8.00     10/31/02          30,000
   2,000    Greenery Rehabilitation Group,
             Inc. ...............................   8.75     04/01/15       1,015,000
                                                                         ------------
                                                                            1,045,000
                                                                         ------------
            Metals Fabrications (0.3%)
   1,000    Tower Automotive, Inc. ..............   5.00     08/01/04         852,820
                                                                         ------------

            Oil & Gas Production (0.9%)
   2,400    Kerr-McGee Corp. ....................   5.25     02/15/10       2,758,104
                                                                         ------------

            Other Telecommunications (7.4%)
   1,500    CoreComm Ltd. (Bermuda)..............   6.00     10/01/06       2,570,640
   2,500    Efficient Networks, Inc. - 144A**....   5.00     03/15/05       2,513,650
   1,000    iBasis, Inc. ........................   5.75     03/15/05         655,620
   3,000    Level 3 Communications, Inc. ........   6.00     03/15/10       3,005,160
   1,750    NTL Inc. ............................   7.00     12/15/08       4,300,888
   2,500    Pinnacle Holdings, Inc. - 144A**.....   5.50     09/15/07       2,240,625
   3,000    Primus Telecommunications Group,
             Inc. - 144A**.......................   5.75     02/15/07       3,165,300
   1,750    SA Telecommunications, Inc. - 144A**
             (a).................................  10.00     08/15/06          52,500
   3,000    Telefonos de Mexico S.A. (Mexico)....   4.25     06/15/04       4,569,449
                                                                         ------------
                                                                           23,073,832
                                                                         ------------
            Precision Instruments (0.6%)
   1,800    Thermo Optek Corp. - 144A**..........   5.00     10/15/00       1,908,414
                                                                         ------------

            Property - Casualty Insurers (0.4%)
     500    Berkshire Hathaway, Inc. ............   1.00     12/02/01       1,328,295
                                                                         ------------

            Real Estate Investment Trusts (1.8%)
   2,650    Center Trust Inc. (Series A).........   7.50     01/15/01       2,438,000
   4,000    Macerich Company (Eurobond)..........   7.25     12/15/02       3,320,000
                                                                         ------------
                                                                            5,758,000
                                                                         ------------

                      SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER CONVERTIBLE SECURITIES TRUST

PORTFOLIO OF INVESTMENTS March 31, 2000 (unaudited) continued


PRINCIPAL
AMOUNT IN                                          COUPON    MATURITY
THOUSANDS                                           RATE       DATE         VALUE
-------------------------------------------------------------------------------------
            Semiconductors (9.4%)
$  2,000    Advanced Micro Devices, Inc. ........   6.00 %   05/15/05    $  3,254,480
   2,000    Cirrus Logic, Inc. ..................   6.00     12/15/03       1,850,380
   1,000    Conexant Systems, Inc. - 144A**......   4.00     02/01/07         902,020
   3,250    Cypress Semiconductor Corp. .........   4.00     02/01/05       4,130,619
   2,250    Lattice Semiconductors
             Corp. - 144A**......................   4.75     11/01/06       3,956,333
   1,000    Level One Communications, Inc. ......   4.00     09/01/04       4,264,979
     750    LSI Logic Corp. .....................   4.25     03/15/04       3,504,563
   2,000    Semtech Corp. - 144A**...............   4.50     02/01/07       1,876,880
   1,200    STMicroelectronics N.V.
             (Netherlands).......................   0.00     09/22/09       1,970,712
   2,000    TriQuint Semiconductor,
             Inc. - 144A**.......................   4.00     03/01/07       1,531,240
   2,000    Vitesse Semiconductor
             Corp. - 144A**......................   4.00     03/15/05       2,075,480
                                                                         ------------
                                                                           29,317,686
                                                                         ------------
            Telecommunication Equipment (2.7%)
   3,000    American Tower Corp. - 144A**........   5.00     02/15/10       3,341,220
   2,500    CommScope, Inc. - 144A**.............   4.00     12/15/06       2,974,750
   2,500    Gilat Satellite Networks
             Ltd. - 144A** (Israel)..............   4.25     03/15/05       2,077,900
                                                                         ------------
                                                                            8,393,870
                                                                         ------------
            TOTAL CONVERTIBLE BONDS
            (Identified Cost $183,980,488)............................    205,765,980
                                                                         ------------

NUMBER OF
 SHARES
---------
            CONVERTIBLE PREFERRED STOCKS (23.5%)
            Auto Parts: O.E.M. (0.0%)
 120,000    BTI Capital Trust - 144A** $3.25*.........................       15,000
                                                                        -----------

            Biotechnology (0.7%)
  63,500    Sicor Inc. - 144A** $3.75.................................    2,095,500
                                                                        -----------

            Cable Television (1.4%)
  20,000    MediaOne Group, Inc. $3.041...............................    1,040,000
  50,000    UnitedGlobalCom, Inc. (Series D) $3.50....................    3,337,500
                                                                        -----------
                                                                          4,377,500
                                                                        -----------
            Cellular Telephone (0.8%)
  13,800    Omnipoint Corp. $3.50.....................................    2,556,450
                                                                        -----------

            Containers/Packaging (0.4%)
  25,000    Sealed Air Corp. (Series A) $2.00.........................    1,298,438
                                                                        -----------

                      SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER CONVERTIBLE SECURITIES TRUST

PORTFOLIO OF INVESTMENTS March 31, 2000 (unaudited) continued


NUMBER OF
 SHARES                                                                    VALUE
------------------------------------------------------------------------------------
            E.D.P. Services (1.4%)
  72,000    Amdocs Automatic Common Exchange Securities $1.51.........  $ 4,464,000
                                                                        -----------

            Electric Utilities (1.7%)
  32,500    Alliant Energy Resources Inc. - 144A** $4.858.............    2,746,250
  27,000    Reliant Energy, Inc. $1.16................................    2,629,125
                                                                        -----------
                                                                          5,375,375
                                                                        -----------
            International Banks (0.9%)
 110,000    National Australia Bank, Ltd. $1.969 (Australia)
            (Units)+..................................................    2,660,625
                                                                        -----------

            Internet Services (1.7%)
  65,000    PSINet, Inc. (Series C) - 144A** $3.375...................    2,695,469
  50,000    Verio, Inc. (Series A) - 144A** $3.375....................    2,733,350
                                                                        -----------
                                                                          5,428,819
                                                                        -----------
            Metals Fabrications (0.3%)
  25,000    Tower Automotive, Inc. $3.375.............................      881,250
                                                                        -----------

            Military/Gov't/Technical (1.0%)
  50,000    Titan Capital Trust - 144A** $2.875.......................    3,018,750
                                                                        -----------

            Movies/Entertainment (0.8%)
  55,000    Premier Parks Inc. $4.05..................................    2,337,500
                                                                        -----------

            Newspapers (0.8%)
  17,500    Tribune Co. $3.14.........................................    2,487,188
                                                                        -----------

            Oil & Gas Production (2.4%)
  82,000    Apache Corp. $2.015.......................................    3,689,999
  35,400    Kerr-McGee Corp. $1.825...................................    1,597,425
  35,000    Newfield Financial Trust I $3.25..........................    2,023,438
                                                                        -----------
                                                                          7,310,862
                                                                        -----------
            Oilfield Services/Equipment (0.5%)
  35,000    EVI Inc. $2.50............................................    1,621,725
                                                                        -----------

            Other Telecommunications (5.4%)
  45,600    BroadWing Inc. $3.375.....................................    2,644,800
  42,800    DECS Trust VI $2.465......................................    3,517,625
 127,500    Intermedia Communications, Inc. $1.75.....................    4,143,749
  38,500    MGC Communications, Inc. $3.625...........................    2,367,750
  44,000    WinStar Communications, Inc. (Series D) $3.50.............    4,123,680
                                                                        -----------
                                                                         16,797,604
                                                                        -----------

                      SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER CONVERTIBLE SECURITIES TRUST

PORTFOLIO OF INVESTMENTS March 31, 2000 (unaudited) continued


NUMBER OF
 SHARES                                                                    VALUE
------------------------------------------------------------------------------------
            Railroads (0.5%)
  35,400    Union Pacific Capital Trust $3.125........................  $ 1,399,716
                                                                        -----------

            Tools/Hardware (1.1%)
 109,000    Metromedia International Group, Inc. $3.625...............    3,488,000
                                                                        -----------

            Unregulated Power Generation (1.7%)
  50,000    AES Trust III $3.375......................................    3,375,000
  35,000    Calpine Capital Trust II - 144A** $2.75...................    1,951,250
                                                                        -----------
                                                                          5,326,250
                                                                        -----------
            TOTAL CONVERTIBLE PREFERRED STOCKS
            (Identified Cost $66,028,988).............................   72,940,552
                                                                        -----------

            COMMON STOCKS AND RIGHTS (1.4%)
            Computer Software (0.3%)
  10,000    Microsoft Corp.*..........................................    1,066,250
                                                                        -----------

            Other Consumer Services (0.3%)
  80,000    Cendant Corp. (Rights)*...................................      900,000
                                                                        -----------

            Other Telecommunications (0.2%)
  25,000    Flag Telecom Holdings Ltd. (Bermuda)*.....................      567,188
                                                                        -----------

            Telecommunication Equipment (0.6%)
  13,158    QUALCOMM Incorporated*....................................    1,963,008
                                                                        -----------

            TOTAL COMMON STOCKS AND RIGHTS
            (Identified Cost $2,239,667)..............................    4,496,446
                                                                        -----------

PRINCIPAL
AMOUNT IN                                          COUPON    MATURITY
THOUSANDS                                           RATE       DATE
---------                                          -------   ---------
            SHORT-TERM INVESTMENTS (5.9%)
            U.S. GOVERNMENT AGENCY (b) (2.9%)
 $ 9,000    Federal Home Loan Mortgage Corp.
             (Amortized Cost $8,995,575).........     5.90%  04/04/00       8,995,575
                                                                         ------------

                      SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER CONVERTIBLE SECURITIES TRUST

PORTFOLIO OF INVESTMENTS March 31, 2000 (unaudited) continued


PRINCIPAL
AMOUNT IN                                          COUPON    MATURITY
THOUSANDS                                           RATE       DATE         VALUE
-------------------------------------------------------------------------------------
            REPURCHASE AGREEMENT (3.0%)
 $ 9,175    The Bank of New York
             (dated 03/31/00; proceeds
             $9,176,880)(c)
             (Identified Cost $9,175,335)........     6.063  04/03/00    $  9,175,335
                                                                         ------------

            TOTAL SHORT-TERM INVESTMENTS
            (Identified Cost $18,170,910).............................     18,170,910
                                                                         ------------

            TOTAL INVESTMENTS
            (Identified Cost $270,420,053) (d)................   97.2%    301,373,888

            OTHER ASSETS IN EXCESS OF LIABILITIES.............    2.8       8,530,511
                                                                -----    ------------

            NET ASSETS.......................................   100.0%   $309,904,399
                                                                =====    ============

---------------------
 *  Non-income producing security.
 ** Resale is restricted to qualified institutional investors.
 + Consists of more than one class of securities traded together as a unit; stocks with attached warrants.
(a) Non-income producing security; bond in default.
(b) Purchased on a discount basis. The interest rate shown has been adjusted to reflect a money market equivalent yield.
(c) Collateralized by $6,692,682 U.S. Treasury Note 5.875% due 11/30/01 valued at $6,756,820 and $2,579,062 U.S. Treasury Note 6.125% due 12/31/01 valued at $2,602,030.
(d) The aggregate cost for federal income tax purposes approximates identified cost. The aggregate gross unrealized appreciation is $54,925,780 and the aggregate gross unrealized depreciation is $23,971,945, resulting in net unrealized appreciation of $30,953,835.

                      SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER CONVERTIBLE SECURITIES TRUST

FINANCIAL STATEMENTS

STATEMENT OF ASSETS AND LIABILITIES
March 31, 2000 (unaudited)
ASSETS:
Investments in securities, at value
 (identified cost $270,420,053).............................  $301,373,888
Receivable for:
    Investments sold........................................    11,922,202
    Shares of beneficial interest sold......................     2,528,152
    Interest................................................     1,921,228
    Dividends...............................................       148,475
Prepaid expenses and other assets...........................        64,434
                                                              ------------
    TOTAL ASSETS............................................   317,958,379
                                                              ------------
LIABILITIES:
Payable for:
    Investments purchased...................................     7,360,552
    Plan of distribution fee................................       270,593
    Investment management fee...............................       164,143
    Shares of beneficial interest repurchased...............       141,564
Accrued expenses and other payables.........................       117,128
                                                              ------------
    TOTAL LIABILITIES.......................................     8,053,980
                                                              ------------
    NET ASSETS..............................................  $309,904,399
                                                              ============
COMPOSITION OF NET ASSETS:
Paid-in-capital.............................................  $316,932,677
Net unrealized appreciation.................................    30,953,835
Accumulated undistributed net investment income.............     3,100,816
Accumulated net realized loss...............................   (41,082,929)
                                                              ------------
    NET ASSETS..............................................  $309,904,399
                                                              ============
CLASS A SHARES:
Net Assets..................................................    $4,303,027
Shares Outstanding (unlimited authorized, $.01 par value)...       241,483
    NET ASSET VALUE PER SHARE...............................        $17.82
                                                              ============
    MAXIMUM OFFERING PRICE PER SHARE,
     (net asset value plus 5.54% of net asset value)........        $18.81
                                                              ============
CLASS B SHARES:
Net Assets..................................................  $300,209,443
Shares Outstanding (unlimited authorized, $.01 par value)...    16,852,675
    NET ASSET VALUE PER SHARE...............................        $17.81
                                                              ============
CLASS C SHARES:
Net Assets..................................................    $4,558,782
Shares Outstanding (unlimited authorized, $.01 par value)...       256,631
    NET ASSET VALUE PER SHARE...............................        $17.76
                                                              ============
CLASS D SHARES:
Net Assets..................................................      $833,147
Shares Outstanding (unlimited authorized, $.01 par value)...        46,778
    NET ASSET VALUE PER SHARE...............................        $17.81
                                                              ============

                      SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER CONVERTIBLE SECURITIES TRUST

STATEMENT OF OPERATIONS
For the six months ended March 31, 2000 (unaudited)
NET INVESTMENT INCOME:
Interest....................................................  $ 4,149,974
Dividends...................................................    2,267,896
                                                              -----------

    TOTAL INCOME............................................    6,417,870
                                                              -----------

EXPENSES
Plan of distribution fee (Class A shares)...................        2,468
Plan of distribution fee (Class B shares)...................    1,350,705
Plan of distribution fee (Class C shares)...................       17,706
Investment management fee...................................      830,433
Transfer agent fees and expenses............................      166,890
Professional fees...........................................       43,247
Registration fees...........................................       39,754
Shareholder reports and notices.............................       34,709
Custodian fees..............................................       10,133
Trustees' fees and expenses.................................        8,897
Other.......................................................        3,514
                                                              -----------

    TOTAL EXPENSES..........................................    2,508,456
                                                              -----------

    NET INVESTMENT INCOME...................................    3,909,414
                                                              -----------

NET REALIZED AND UNREALIZED GAIN:
Net realized gain...........................................   31,467,384
Net change in unrealized depreciation.......................   44,461,885
                                                              -----------

    NET GAIN................................................   75,929,269
                                                              -----------

NET INCREASE................................................  $79,838,683
                                                              ===========

                      SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER CONVERTIBLE SECURITIES TRUST

STATEMENT OF CHANGES IN NET ASSETS
                                                     FOR THE SIX
                                                     MONTHS ENDED    FOR THE YEAR
                                                      MARCH 31,          ENDED
                                                         2000       SEPTEMBER 30, 1999
--------------------------------------------------------------------------------------
                                                     (unaudited)
INCREASE (DECREASE) IN NET ASSETS:
OPERATIONS:
Net investment income..............................  $ 3,909,414       $ 11,642,268
Net realized gain (loss)...........................   31,467,384         (8,530,348)
Net change in unrealized
 appreciation/depreciation.........................   44,461,885         32,992,426
                                                     ------------      ------------

    NET INCREASE...................................   79,838,683         36,104,346
                                                     ------------      ------------

DIVIDENDS TO SHAREHOLDERS FROM NET INVESTMENT
INCOME:
Class A shares.....................................     (126,098)           (66,995)
Class B shares.....................................   (6,800,584)       (12,469,366)
Class C shares.....................................      (93,746)          (147,630)
Class D shares.....................................       (9,012)           (64,653)
                                                     ------------      ------------

    TOTAL DIVIDENDS................................   (7,029,440)       (12,748,644)
                                                     ------------      ------------

Net increase (decrease) from transactions in shares
 of beneficial interest............................    1,573,627        (56,326,246)
                                                     ------------      ------------

    NET INCREASE (DECREASE)........................   74,382,870        (32,970,544)

NET ASSETS:
Beginning of period................................  235,521,529        268,492,073
                                                     ------------      ------------
    END OF PERIOD
    (Including undistributed net investment income
    of $3,100,816 and $6,220,842, respectively)....  $309,904,399      $235,521,529
                                                     ============      ============

                      SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER CONVERTIBLE SECURITIES TRUST

NOTES TO FINANCIAL STATEMENTS March 31, 2000 (unaudited)

1. ORGANIZATION AND ACCOUNTING POLICIES

Morgan Stanley Dean Witter Convertible Securities Trust (the "Fund") is registered under the Investment Company Act of 1940, as amended (the "Act"), as a diversified, open-end management investment company. The Fund's investment objective is to seek a high level of total return on its assets through a combination of current income and capital appreciation. The Fund was organized as a Massachusetts business trust on May 21, 1985 and commenced operations on October 31, 1985. On July 28, 1997, the Fund converted to a multiple class share structure.

The Fund offers Class A shares, Class B shares, Class C shares and Class D shares. The four classes are substantially the same except that most Class A shares are subject to a sales charge imposed at the time of purchase and some Class A shares, and most Class B shares and Class C shares are subject to a contingent deferred sales charge imposed on shares redeemed within one year, six years and one year, respectively. Class D shares are not subject to a sales charge. Additionally, Class A shares, Class B shares and Class C shares incur distribution expenses.

The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures. Actual results could differ from those estimates.

The following is a summary of significant accounting policies:

A. VALUATION OF INVESTMENTS -- (1) an equity security listed or traded on the New York, American or other domestic or foreign stock exchange is valued at its latest sale price on that exchange prior to the time when assets are valued; if there were no sales that day, the security is valued at the latest bid price (in cases where a security is traded on more than one exchange, the security is valued on the exchange designated as the primary market pursuant to procedures adopted by the Trustees); (2) all other portfolio securities for which over-the-counter market quotations are readily available are valued at the latest available bid price prior to the time of valuation; (3) when market quotations are not readily available, including circumstances under which it is determined by Morgan Stanley Dean Witter Advisors Inc. (the "Investment Manager") that sale and bid prices are not reflective of a security's market value, portfolio securities are valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Trustees (valuation of debt securities for which market quotations are not readily available may be based upon current market prices of securities which are comparable in coupon, rating and maturity or an appropriate matrix utilizing similar factors); (4) certain portfolio securities may be valued by an outside pricing service

MORGAN STANLEY DEAN WITTER CONVERTIBLE SECURITIES TRUST

NOTES TO FINANCIAL STATEMENTS March 31, 2000 (unaudited) continued


approved by the Trustees. The pricing service may utilize a matrix system incorporating security quality, maturity and coupon as the evaluation model parameters, and/or research and evaluations by its staff, including review of broker-dealer market price quotations, if available, in determining what it believes is the fair valuation of the portfolio securities valued by such pricing service; and (5) short-term debt securities having a maturity date of more than sixty days at time of purchase are valued on a mark-to-market basis until sixty days prior to maturity and thereafter at amortized cost based on their value on the 61st day. Short-term debt securities having a maturity date of sixty days or less at the time of purchase are valued at amortized cost.

B. ACCOUNTING FOR INVESTMENTS -- Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Realized gains and losses on security transactions are determined by the identified cost method. Dividend income and other distributions are recorded on the ex-dividend date. Discounts are accreted over the life of the respective securities. Interest income is accrued daily.

C. MULTIPLE CLASS ALLOCATIONS -- Investment income, expenses (other than distribution fees), and realized and unrealized gains and losses are allocated to each class of shares based upon the relative net asset value on the date such items are recognized. Distribution fees are charged directly to the respective class.

D. FEDERAL INCOME TAX STATUS -- It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to its shareholders. Accordingly, no federal income tax provision is required.

E. DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS -- The Fund records dividends and distributions to its shareholders on the record date. The amount of dividends and distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations which may differ from generally accepted accounting principles. These "book/tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences do not require reclassification. Dividends and distributions which exceed net investment income and net realized capital gains for financial reporting purposes but not for tax purposes are reported as dividends in excess of net investment income or distributions in excess of net realized capital gains. To the extent they exceed net investment income and net realized capital gains for tax purposes, they are reported as distributions of paid-in-capital.

MORGAN STANLEY DEAN WITTER CONVERTIBLE SECURITIES TRUST

NOTES TO FINANCIAL STATEMENTS March 31, 2000 (unaudited) continued


2. INVESTMENT MANAGEMENT AGREEMENT

Pursuant to an Investment Management Agreement with the Investment Manager, the Fund pays the Investment Manager a management fee, accrued daily and payable monthly, by applying the following annual rates to the Fund's net assets determined as of the close of each business day: 0.60% to the portion of the daily net assets not exceeding $750 million; 0.55% to the portion of the daily net assets exceeding $750 million but not exceeding $1 billion; 0.50% to the portion of daily net assets exceeding $1 billion but not exceeding $1.5 billion; 0.475% to the portion of daily net assets exceeding $1.5 billion but not exceeding $2 billion; 0.45% to the portion of daily net assets exceeding $2 billion but not exceeding $3 billion; and 0.425% to the portion of daily net assets exceeding $3 billion.

3. PLAN OF DISTRIBUTION

Shares of the Fund are distributed by Morgan Stanley Dean Witter Distributors Inc. (the "Distributor"), an affiliate of the Investment Manager. The Fund has adopted a Plan of Distribution (the "Plan") pursuant to Rule 12b-1 under the Act. The Plan provides that the Fund will pay the Distributor a fee which is accrued daily and paid monthly at the following annual rates: (i) Class A -- up to 0.25% of the average daily net assets of Class A; (ii) Class B -- 1.0% of the lesser of: (a) the average daily aggregate gross sales of the Class B shares since the inception of the Fund (not including reinvestment of dividend or capital gain distributions) less the average daily aggregate net asset value of the Class B shares redeemed since the Fund's inception upon which a contingent deferred sales charge has been imposed or waived; or (b) the average daily net assets of Class B; and (iii) Class C -- up to 1.0% of the average daily net assets of Class C.

In the case of Class B shares, provided that the Plan continues in effect, any cumulative expenses incurred by the Distributor but not yet recovered may be recovered through the payment of future distribution fees from the Fund pursuant to the Plan and contingent deferred sales charges paid by investors upon redemption of Class B shares. Although there is no legal obligation for the Fund to pay expenses incurred in excess of payments made to the Distributor under the Plan and the proceeds of contingent deferred sales charges paid by investors upon redemption of shares, if for any reason the Plan is terminated, the Trustees will consider at that time the manner in which to treat such expenses. The Distributor has advised the Fund that such excess amounts totaled $85,109,446 at March 31, 2000.

In the case of Class A shares and Class C shares, expenses incurred pursuant to the Plan in any calendar year in excess of 0.25% or 1.0% of the average daily net assets of Class A or Class C,

MORGAN STANLEY DEAN WITTER CONVERTIBLE SECURITIES TRUST

NOTES TO FINANCIAL STATEMENTS March 31, 2000 (unaudited) continued


respectively, will not be reimbursed by the Fund through payments in any subsequent year, except that expenses representing a gross sales credit to Morgan Stanley Dean Witter Financial Advisors or other selected broker-dealer representatives may be reimbursed in the subsequent calendar year. For the six months ended March 31, 2000, the distribution fee was accrued for Class A shares and Class C shares at the annual rate of 0.23% and 0.99%, respectively.

The Distributor has informed the Fund that for the six months ended March 31, 2000, it received contingent deferred sales charges from certain redemptions of the Fund's Class B shares and Class C shares of $121,407 and $77, respectively and received $6,676 in front-end sales charges from sales of the Fund's Class A shares. The respective shareholders pay such charges which are not an expense of the Fund.

4. SECURITY TRANSACTIONS AND TRANSACTIONS WITH AFFILIATES

The cost of purchases and proceeds from sales of portfolio securities, excluding short-term investments, for the six months ended March 31, 2000 aggregated $232,435,311 and $236,750,586, respectively.

For the six months ended March 31, 2000, the Fund incurred brokerage commissions of $500 with Dean Witter Reynolds Inc., an affiliate of the Investment Manager and Distributor, for portfolio transactions executed on behalf of the Fund.

For the six months ended March 31, 2000, the Fund incurred brokerage commissions of $1,178 with Morgan Stanley & Co., Inc., an affiliate of the Investment Manager and Distributor, for portfolio transactions executed on behalf of the Fund.

Morgan Stanley Dean Witter Trust FSB, an affiliate of the Investment Manager and Distributor, is the Fund's transfer agent. At March 31, 2000, the Fund had transfer agent fees and expenses payable of approximately $7,000.

The Fund has an unfunded noncontributory defined benefit pension plan covering all independent Trustees of the Fund who will have served as independent Trustees for at least five years at the time of retirement. Benefits under this plan are based on years of service and compensation during the last five years of service. Aggregate pension costs for the six months ended March 31, 2000 included in Trustees' fees and expenses in the Statement of Operations amounted to $2,923. At March 31, 2000, the Fund had an accrued pension liability of $52,827 which is included in accrued expenses in the Statement of Assets and Liabilities.

MORGAN STANLEY DEAN WITTER CONVERTIBLE SECURITIES TRUST

NOTES TO FINANCIAL STATEMENTS March 31, 2000 (unaudited) continued


5. FEDERAL INCOME TAX STATUS

At September 30, 1999, the Fund had a net capital loss carryover of approximately $65,250,000 of which $62,731,000 will be available through September 30, 2000 and $2,519,000 will be available through September 30, 2007 to offset future capital gains to the extent provided by regulations.

Capital losses incurred after October 31 ("post-October" losses) within the taxable year are deemed to arise on the first business day of the Fund's next taxable year. The Fund incurred and will elect to defer net capital losses of approximately $7,244,000 during fiscal 1999. As of September 30, 1999, the Fund had temporary book/tax differences primarily attributable to post-October losses.

6. SHARES OF BENEFICIAL INTEREST

Transactions in shares of beneficial interest were as follows:

                                                                     FOR THE SIX                    FOR THE YEAR
                                                                    MONTHS ENDED                        ENDED
                                                                   MARCH 31, 2000                SEPTEMBER 30, 1999
                                                              -------------------------       -------------------------
                                                                     (unaudited)
                                                                SHARES        AMOUNT            SHARES        AMOUNT
                                                              ----------   ------------       ----------   ------------
CLASS A SHARES
Sold........................................................   1,818,674   $ 29,163,840        1,099,363   $ 15,391,161
Reinvestment of dividends...................................       2,318         38,537            4,081         54,460
Redeemed....................................................  (1,662,319)   (26,423,761)      (1,097,990)   (15,399,963)
                                                              ----------   ------------       ----------   ------------
Net increase - Class A......................................     158,673      2,778,616            5,454         45,658
                                                              ----------   ------------       ----------   ------------
CLASS B SHARES
Sold........................................................   1,738,126     29,330,432        2,569,889     35,097,104
Reinvestment of dividends...................................     333,572      5,456,638          751,728      9,953,748
Redeemed....................................................  (2,273,452)   (37,352,585)      (7,420,340)   (99,844,911)
                                                              ----------   ------------       ----------   ------------
Net decrease - Class B......................................    (201,754)    (2,565,515)      (4,098,723)   (54,794,059)
                                                              ----------   ------------       ----------   ------------
CLASS C SHARES
Sold........................................................      60,942      1,037,953           95,253      1,240,659
Reinvestment of dividends...................................       4,556         74,598            8,572        113,534
Redeemed....................................................     (20,740)      (328,833)         (84,273)    (1,108,464)
                                                              ----------   ------------       ----------   ------------
Net increase - Class C......................................      44,758        783,718           19,552        245,729
                                                              ----------   ------------       ----------   ------------
CLASS D SHARES
Sold........................................................     606,792      9,654,856           88,216      1,145,065
Reinvestment of dividends...................................          36            592               90          1,192
Redeemed....................................................    (561,404)    (9,078,640)        (223,273)    (2,969,831)
                                                              ----------   ------------       ----------   ------------
Net increase (decrease) - Class D...........................      45,424        576,808         (134,967)    (1,823,574)
                                                              ----------   ------------       ----------   ------------
Net increase (decrease) in Fund.............................      47,101   $  1,573,627       (4,208,684)  $(56,326,246)
                                                              ==========   ============       ==========   ============

MORGAN STANLEY DEAN WITTER CONVERTIBLE SECURITIES TRUST

FINANCIAL HIGHLIGHTS

Selected ratios and per share data for a share of beneficial interest outstanding throughout each period:

                                                                                                              FOR THE PERIOD
                                                  FOR THE SIX        FOR THE YEAR         FOR THE YEAR        JULY 28, 1997*
                                                  MONTHS ENDED          ENDED                ENDED               THROUGH
                                                 MARCH 31, 2000   SEPTEMBER 30, 1999   SEPTEMBER 30, 1998   SEPTEMBER 30, 1997
------------------------------------------------------------------------------------------------------------------------------
                                                  (unaudited)
CLASS A SHARES++
SELECTED PER SHARE DATA:

Net asset value, beginning of period...........       $13.57            $12.45               $15.07                $14.31
                                                      ------            ------               ------                ------

Income (loss) from investment operations:
 Net investment income.........................         0.29              0.72                 0.75                  0.13
 Net realized and unrealized gain (loss).......         4.44              1.18                (2.68)                 0.78
                                                      ------            ------               ------                ------

Total income (loss) from investment
 operations....................................         4.73              1.90                (1.93)                 0.91
                                                      ------            ------               ------                ------

Less dividends from net investment income......        (0.48)            (0.78)               (0.69)                (0.15)
                                                      ------            ------               ------                ------

Net asset value, end of period.................       $17.82            $13.57               $12.45                $15.07
                                                      ======            ======               ======                ======

TOTAL RETURN+..................................        35.15%(1)         15.64%              (13.38)%                6.40%(1)

RATIOS TO AVERAGE NET ASSETS:
Expenses.......................................         1.05%(2)(3)       1.06%(3)             1.05 %(3)             1.15%(2)

Net investment income..........................         3.59%(2)(3)       5.31%(3)             5.16 %(3)             5.03%(2)

SUPPLEMENTAL DATA:
Net assets, end of period, in thousands........       $4,303            $1,124                 $963                   $50

Portfolio turnover rate........................           92%               87%                  95 %                 182%

---------------------
 *  The date shares were first issued.
 ++ The per share amounts were computed using an average number of shares outstanding during the period.
 + Does not reflect the deduction of sales charge. Calculated based on the net asset value as of the last business day of the period.
(1) Not annualized.
(2) Annualized.
(3) Reflects overall Fund ratios for investment income and non-class specific expenses.

                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER CONVERTIBLE SECURITIES TRUST

                                             FOR THE SIX                         FOR THE YEAR ENDED SEPTEMBER 30
                                             MONTHS ENDED        ----------------------------------------------------------------
                                           MARCH 31, 2000++       1999++        1998++       1997*++         1996          1995
---------------------------------------------------------------------------------------------------------------------------------
                                             (unaudited)
CLASS B SHARES
SELECTED PER SHARE DATA:

Net asset value, beginning of period.....        $13.57            $12.45        $15.07        $12.72        $11.67        $10.75
                                                 ------            ------        ------        ------        ------        ------

Income (loss) from investment operations:
 Net investment income...................          0.23              0.61          0.65          0.60          0.55          0.60
 Net realized and unrealized gain
   (loss)................................          4.42              1.18         (2.70)         2.31          1.12          0.82
                                                 ------            ------        ------        ------        ------        ------

Total income (loss) from investment
 operations..............................          4.65              1.79         (2.05)         2.91          1.67          1.42
                                                 ------            ------        ------        ------        ------        ------

Less dividends from net investment
 income..................................         (0.41)            (0.67)        (0.57)        (0.56)        (0.62)        (0.50)
                                                 ------            ------        ------        ------        ------        ------

Net asset value, end of period...........        $17.81            $13.57        $12.45        $15.07        $12.72        $11.67
                                                 ======            ======        ======        ======        ======        ======

TOTAL RETURN+............................         34.54%(1)         14.62%       (14.01)%       23.38%        14.70%        13.68%

RATIOS TO AVERAGE NET ASSETS:
Expenses.................................          1.82%(2)(3)       1.85%(3)      1.81%(3)      1.84%         1.89%         1.96%

Net investment income....................          2.82%(2)(3)       4.52%(3)      4.40%(3)      4.45%         4.78%         5.24%

SUPPLEMENTAL DATA:
Net assets, end of period, in
 thousands...............................      $300,209          $231,510      $263,443      $316,633      $234,334      $185,398

Portfolio turnover rate..................            92%               87%           95%          182%          171%          138%

---------------------
 * Prior to July 28, 1997, the Fund issued one class of shares. All shares of the Fund held prior to that date have been designated Class B shares.
 ++ The per share amounts were computed using an average number of shares outstanding during the period.
 + Does not reflect the deduction of sales charge. Calculated based on the net asset value as of the last business day of the period.
(1) Not annualized.
(2) Annualized.
(3) Reflects overall Fund ratios for investment income and non-class specific expenses.

                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER CONVERTIBLE SECURITIES TRUST

                                                                                                              FOR THE PERIOD
                                                  FOR THE SIX        FOR THE YEAR         FOR THE YEAR        JULY 28, 1997*
                                                  MONTHS ENDED          ENDED                ENDED               THROUGH
                                                 MARCH 31, 2000   SEPTEMBER 30, 1999   SEPTEMBER 30, 1998   SEPTEMBER 30, 1997
------------------------------------------------------------------------------------------------------------------------------
                                                  (unaudited)
CLASS C SHARES++
SELECTED PER SHARE DATA:

Net asset value, beginning of period...........      $13.54             $12.43               $15.06               $14.31
                                                     ------             ------               ------               ------

Income (loss) from investment operations:
 Net investment income.........................        0.23               0.63                 0.64                 0.12
 Net realized and unrealized gain (loss).......        4.41               1.17                (2.68)                0.77
                                                     ------             ------               ------               ------

Total income (loss) from investment
 operations....................................        4.64               1.80                (2.04)                0.89
                                                     ------             ------               ------               ------

Less dividends from net investment income......       (0.42)             (0.69)               (0.59)               (0.14)
                                                     ------             ------               ------               ------

Net asset value, end of period.................      $17.76             $13.54               $12.43               $15.06
                                                     ======             ======               ======               ======

TOTAL RETURN+..................................       34.55%(1)          14.83%              (14.07)%               6.26%(1)

RATIOS TO AVERAGE NET ASSETS:
Expenses.......................................        1.81%(2)(3)        1.73%(3)             1.81 %(3)            1.92%(2)

Net investment income..........................        2.83%(2)(3)        4.64%(3)             4.40 %(3)            4.52%(2)

SUPPLEMENTAL DATA:
Net assets, end of period, in thousands........      $4,559             $2,869               $2,390                 $620

Portfolio turnover rate........................          92%                87%                  95 %                182%

---------------------
 *  The date shares were first issued.
 ++ The per share amounts were computed using an average number of shares outstanding during the period.
 + Does not reflect the deduction of sales charge. Calculated based on the net asset value as of the last business day of the period.
(1) Not annualized.
(2) Annualized.
(3) Reflects overall Fund ratios for investment income and non-class specific expenses.

                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER CONVERTIBLE SECURITIES TRUST

                                                                                                               FOR THE PERIOD
                                              FOR THE SIX        FOR THE YEAR         FOR THE YEAR             JULY 28, 1997*
                                              MONTHS ENDED          ENDED                ENDED                    THROUGH
                                             MARCH 31, 2000   SEPTEMBER 30, 1999   SEPTEMBER 30, 1998        SEPTEMBER 30, 1997
-------------------------------------------------------------------------------------------------------------------------------
                                              (unaudited)
CLASS D SHARES++
SELECTED PER SHARE DATA:

Net asset value, beginning of period.......      $13.57             $12.44               $15.08                    $14.31
                                                 ------             ------               ------                    ------

Income (loss) from investment operations:
 Net investment income.....................        0.32               0.79                 0.79                      0.13
 Net realized and unrealized gain (loss)...        4.41               1.15                (2.71)                     0.80
                                                 ------             ------               ------                    ------

Total income (loss) from investment
 operations................................        4.73               1.94                (1.92)                     0.93
                                                 ------             ------               ------                    ------

Less dividends from net investment
 income....................................       (0.49)             (0.81)               (0.72)                    (0.16)
                                                 ------             ------               ------                    ------

Net asset value, end of period.............      $17.81             $13.57               $12.44                    $15.08
                                                 ======             ======               ======                    ======

TOTAL RETURN+..............................       35.27%(1)          15.81%              (13.19)%                    6.42%(1)

RATIOS TO AVERAGE NET ASSETS:
Expenses...................................        0.82%(2)(3)        0.85%(3)             0.81 %(3)                 0.89%(2)

Net investment income......................        3.82%(2)(3)        5.52%(3)             5.40 %(3)                 4.94%(2)

SUPPLEMENTAL DATA:
Net assets, end of period, in thousands....        $833                $18               $1,696                       $21

Portfolio turnover rate....................          92%                87%                  95 %                     182%

---------------------
 *  The date shares were first issued.
 ++ The per share amounts were computed using an average number of shares outstanding during the period.
 + Calculated based on the net asset value as of the last business day of the period.
(1) Not annualized.
(2) Annualized.
(3) Reflects overall Fund ratios for investment income and non-class specific expenses.

                       SEE NOTES TO FINANCIAL STATEMENTS

TRUSTEES
----------------------------------
Michael Bozic
Charles A. Fiumefreddo
Edwin J. Garn
Wayne E. Hedien
Dr. Manuel H. Johnson
Michael E. Nugent
Philip J. Purcell
John L. Schroeder

OFFICERS
----------------------------------
Charles A. Fiumefreddo
Chairman and Chief Executive Officer

Mitchell M. Merin
President

Barry Fink
Vice President, Secretary and General Counsel

Peter M. Avelar
Vice President

Ellen Gold
Assistant Vice President

Thomas F. Caloia
Treasurer

TRANSFER AGENT
----------------------------------
Morgan Stanley Dean Witter Trust FSB
Harborside Financial Center -- Plaza Two
Jersey City, New Jersey 07311

INDEPENDENT ACCOUNTANTS
----------------------------------
PricewaterhouseCoopers LLP
1177 Avenue of the Americas
New York, New York 10036

INVESTMENT MANAGER
----------------------------------
Morgan Stanley Dean Witter Advisors Inc.
Two World Trade Center
New York, New York 10048

The financial statements included herein have been taken from the records of the Fund without examination by the independent accountants and accordingly they do not express an opinion thereon.

This report is submitted for the general information of shareholders of the Fund. For more detailed information about the Fund, its officers and trustees, fees, expenses and other pertinent information, please see the prospectus of the Fund.

This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus. Read the prospectus carefully before investing.

Morgan Stanley Dean Witter Distributors Inc., member NASD.

MORGAN STANLEY
DEAN WITTER
CONVERTIBLE
SECURITIES TRUST

[GRAPHIC]

Semiannual Report
March 31, 2000